Biological assets	12 Months Ended
Jun. 30, 2019
Biological Assets [Abstract]
Biological assets

13.	Biological assets

Changes in the Group's biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2019 and 2018 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
Balance as of June 30, 2017	86	488	353	1,419	81	30	26	2,483

Non-current (Production)	-	-	-	1,223	81	28	26	1,358
Current (Consumable)	86	488	353	196	-	2	-	1,125
Balance as of June 30, 2017	86	488	353	1,419	81	30	26	2,483

Purchases	-	-	-	160	-	112	-	272
Changes by transformation	(86)	86	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	(110)	1,070	437	(168)	(84)	(23)	-	1,122
Decrease due to harvest	-	(3,929)	(1,549)	-	-	-	-	(5,478)
Sales	-	-	-	(515)	(78)	(4)	(2)	(599)
Consumptions	-	-	-	(3)	-	(39)	(6)	(48)
Costs for the year	199	2,654	1,367	557	81	11	5	4,874
Foreign exchange gain	3	42	93	64	-	-	-	202
Balance as of June 30, 2018	92	411	701	1,514	-	87	23	2,828

Non-current (Production)	-	-	-	1,360	-	25	23	1,408
Current (Consumable)	92	411	701	154	-	62	-	1,420
Balance as of June 30, 2018	92	411	701	1,514	-	87	23	2,828

Purchases	-	-	-	94	-	235	-	329
Changes by transformation	(92)	92	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	1,144	386	(7)	-	78	-	1,601
Decrease due to harvest	-	(5,134)	(1,704)	-	-	-	-	(6,838)
Sales	-	-	-	(495)	-	(2)	-	(497)
Consumptions	-	-	-	(4)	-	(269)	(3)	(276)
Costs for the period / year	98	4,718	1,401	582	-	12	4	6,815
Foreign exchange gain	-	1	(19)	(26)	-	-	-	(44)
Balance as of June 30, 2019	98	1,232	765	1,658	-	141	24	3,918

Non-current (Production)	-	-	-	1,220	-	19	24	1,263
Current (Consumable)	98	1,232	765	438	-	122	-	2,655
Balance as of June 30, 2019	98	1,232	765	1,658	-	141	24	3,918

(i)	Biological assets with a production cycle of more than one year (that is, cattle) generated "Initial recognition and changes in fair value of biological assets" amounting to Ps. 71 and Ps. (429) for the fiscal years ended June 30, 2019 and 2018, respectively. For the fiscal years ended June 30, 2018 and 2017, amounts of Ps. (65) and Ps. (305), was attributable to price changes, and amounts of Ps. 136 and Ps. (124), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group's crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group's sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop's production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales from the moment of planting.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group's control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group's biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

During years ended June 30, 2019 and 2018, there have been no transfers between the several tiers used in estimating the fair value of the Group's biological assets, or reclassifications among their respective categories.

The fair value less estimated point of sale costs of agricultural produce at the point of harvest amount to Ps. 6,850 and Ps. 5,479 for the years ended June 30, 2019 and 2018, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
	Valuation			06.30.19		06.30.18
Description	technique	Parameters	Range fiscal year 2019	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown	Discounted	Yields -	Argentina
land-crops	cash flows	Operating costs -	Yields: 0.81 - 11.24 tn./ha.	124	(124)	52	(52)
(Level 3)		Selling expenses -	Future of sale prices: 6,877 - 11,269 Ps./tn.	167	(167)	70	(70)
		Future of sale prices	Operating cost: 991 - 19,547 Ps./ha.	(69)	69	(31)	31
			Bolivia:	-	-	-	-
			Yields: 5.00 tn./ha	6	(6)	-	-
			Future of sale prices: 160 US$/tn.	13	(13)	-	-
			Operating cost: 56 US$/ha	(7)	7	-	-
			Brazil:
			Yields: N/A.	-	-	2	(2)
			Future of sale prices: N/A.	-	-	2	(2)
Sugarcane fields	Discounted	Yields -	Brazil:
(Level 3)	cash flows	Operating costs -	Yields: 75.54 tn./ha.	123	(123)	126	(126)
		Selling expenses -	Future of sale prices: 89.03 Rs./tn.	179	(179)	185	(185)
		Future of sale	Operating cost: 55.60 Rs./tn.	(139)	139	(143)	143
		prices -	Bolivia:
		Discount rate	Future of sale prices: 22.56 US$/tn.	(2)	2	2	(2)
			Operating cost: 138 - 626 US$/ha.	2	(2)	(2)	2

(i)	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.

As of June 30, 2019 and 2018, the better and maximum use of biological assets shall not significantly differ from the current use.